Emergence from Voluntary Reorganization under Chapter 11 - Narrative (Details) - USD ($)						2 Months Ended	3 Months Ended		7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 10, 2016	Apr. 14, 2016	Mar. 28, 2016	Mar. 15, 2016	Feb. 28, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2018	Dec. 31, 2017	Apr. 12, 2016
Reorganization Items [Line Items]
Shares of common stock issued under plan of reorganization (in shares)	32,920,000					32,920,000
Cash Distribution Pool	$ 35,000,000					$ 35,000,000
Berry Rights Offerings	$ 335,000,000					$ 335,000,000
Bankruptcy claims, common shares available to unsecured creditors (in shares)	7,080,000					7,080,000	7,080,000				7,080,000
Percentage collectively held or controlled of aggregate outstanding principal amounts		66.67%
Cash distribution pool											$ 35,000,000	$ 34,800,000
Deferred interest payment							$ 3,529,000				3,529,000	0
Liabilities subject to compromise	$ 1,000,336,000					$ 1,000,336,000	100,000				100,000	$ 35,000,000
Return of undistributed funds from Cash Distribution Pool							$ 13,799,000	$ 0	$ 0		22,799,000
Settlement payments to general unsecured creditors											$ 12,000,000
Predecessor
Reorganization Items [Line Items]
Unrecorded contractual interest						9,000,000				$ 35,000,000
Liabilities subject to compromise										$ 1,000,553,000
Return of undistributed funds from Cash Distribution Pool						0
Revolving credit facility
Reorganization Items [Line Items]
Maximum borrowing capacity	$ 550,000,000					$ 550,000,000
Senior Notes due 2020 | Predecessor
Reorganization Items [Line Items]
Interest rate	6.75%					6.75%
Senior Notes due 2022 | Predecessor
Reorganization Items [Line Items]
Interest rate	6.375%					6.375%
Pre-Emergence Credit Facility | Predecessor
Reorganization Items [Line Items]
Debt default, grace period				30 days
Pre-Emergence Credit Facility, Amended | Predecessor
Reorganization Items [Line Items]
Maximum borrowing capacity													$ 45,000,000
Senior Notes, 6.375%, due September 2022 | Predecessor
Reorganization Items [Line Items]
Interest rate					6.375%
Interest payment, grace period			30 days		30 days
Deferred interest payment					$ 18,000,000
Interest payment			$ 18,000,000
LINN Energy
Reorganization Items [Line Items]
General unsecured claims settled	$ 25,000,000					$ 25,000,000
Berry LLC | Linn Acquisition Company, LLC
Reorganization Items [Line Items]
Outstanding membership interests received under plan of reorganization	100.00%